RECLAMATION PROVISION (Tables)	12 Months Ended
Dec. 31, 2023
RECLAMATION PROVISION
Reconciliation Of The Changes In The Company's Reclamation Provision
	December 31, 2023	December 31, 2022

Balance at beginning of the period	$445	$726
Changes in estimates	1,615	(364)
Unwinding of discount related to continuing operations	49	44
Effect of movements in exchange rates	86	39
Balance at end of the period	$2,195	$445